ALLOWANCE FOR EXPECTED CREDIT LOSSES	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
ALLOWANCE FOR EXPECTED CREDIT LOSSES	ALLOWANCE FOR EXPECTED CREDIT LOSSES
ASU 2016-13 introduced a new credit loss methodology, requiring earlier recognition of potential credit losses. The Company adopted ASU 2016-13 using the modified retrospective method from January 1, 2020. The provision is based on an assessment of the impact of current and expected future conditions, and as of December 31, 2021, this is inclusive of the Company's estimate of the potential effect of the COVID-19 pandemic on credit losses. The duration and severity of COVID-19 and continued market volatility is highly uncertain and, as such, the impact on expected credit losses is subject to significant judgment and may cause variability in the Company’s allowance for credit losses in future periods. Movements in the allowance for expected credit losses may result in gains as well as losses recorded in income as changes occur in the balances of our financial assets and the risk profiles of our counterparties.

The following table presents the impact of the allowance for expected credit losses on the Company's balance sheet line items for the year ended December 31, 2021.

(in thousands of $)	Trade receivables	Other receivables	Related Party receivables	Investment in sales-type, direct financing leases and leaseback assets	Other long-term assets	Total
Balance as of December 31, 2020	33	881	1,973	4,390	1,894	9,171
Reclassification to 'vessels and equipment, net'	—	—	—	(2,030)	—	(2,030)
Additions from associates	—	—	569	—	—	569
Change in allowance recorded in 'other financial items'	63	(395)	713	(1,097)	(6)	(722)
Balance as of December 31, 2021	96	486	3,255	1,263	1,888	6,988

The impact of the allowance for expected credit losses on the associates is disclosed in Note 18: Investment in Associated Companies.

In March 2021, the drilling unit held by a wholly owned subsidiary of the Company (SFL Linus) was reclassified from direct financing lease to operating lease and has been presented within Vessels and Equipment, net. A previously recognized credit loss allowance of $2.0 million was derecognized as a result of the reclassification. (Refer to Note 13: Vessels and Equipment, net and Note 17: Investment in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

In August 2021, SFL Hercules ceased to be accounted for as an associate and became consolidated, resulting in an addition of $0.6 million in credit loss allowance for related party receivables. (Refer to Note 18: Investment in Associated Companies).